Significant Accounting Policies - Additional Information (Detail)		12 Months Ended
	Jan. 01, 2018 USD ($)	Dec. 31, 2018 USD ($) Segment shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Jan. 01, 2019 USD ($)	Jan. 01, 2017 USD ($)
Significant Accounting Policies [Line Items]
Number of operating segments | Segment		1
Goodwill impairment losses		$ 0	$ 0	$ 0
Deferred revenue		1,337,954,000	1,186,573,000
Revenue expected to be recognized from remaining performance obligations		1,557,552,000
Revenue expected to be recognized from remaining performance obligations, 2019		1,069,938,000
Provision for estimated sales returns, rebates, stock rotations, and other customer rights		8,491,000	8,978,000
Severance expenses		$ 11,267,000	10,180,000	8,165,000
Maximum percentage of annual compensation contributed by employees towards employee benefit plan		50.00%
Maximum amount contributed by employees toward employee benefit plan		$ 18,500
Additional amount contributed by employees aged 50 and over towards employee benefit plan		$ 6,000
Percentage of employee contributions contributed by employer towards employee benefit plan		50.00%
Maximum percentage of employee's eligible compensation		6.00%
Contributions by employer		$ 4,163,000	3,613,000	2,290,000
Minimum percentage of tax benefit realized upon settlement		50.00%
Advertising expenses		$ 3,106,000	1,764,000	3,127,000
Allowance for doubtful accounts		1,033,000	1,911,000
Bad debt expense (income)		(878,000)	(344,000)	154,000
Write off of bad debts		$ 627,000	$ 29,000	$ 0
Anti-dilutive shares excluded from computation of earnings per share amount | shares		3,235,080	1,640,329	4,232,063
Manufacturing partner and supplier liabilities
Significant Accounting Policies [Line Items]
Significant costs associated with exposure		$ 0	$ 0
Other Long Term Assets
Significant Accounting Policies [Line Items]
Deferred commission		22,623,000
Accounting Standards Update 2016-16
Significant Accounting Policies [Line Items]
Cumulative effect on retained earnings	$ (442,000)
Accounting Standards Update 2016-09 | Retained earnings | Forfeitures
Significant Accounting Policies [Line Items]
Cumulative-effect net of tax adjustment to increase (decrease) retained earnings						$ (2,149,000)
Accounting Standards Update 2016-09 | Retained earnings | Income Tax Accounting
Significant Accounting Policies [Line Items]
Cumulative-effect net of tax adjustment to increase (decrease) retained earnings						$ 86,132,000
Security Subscriptions and Software Updates and Maintenance
Significant Accounting Policies [Line Items]
Deferred revenue		878,538,000
Subsequent Event | Accounting Standards Update 2016-02
Significant Accounting Policies [Line Items]
Right-of-use leased assets					$ 27,000,000
Lease liabilities					$ 27,000,000
Foreign Exchange Forward Contracts | Not Designated as Hedging Instrument
Significant Accounting Policies [Line Items]
Derivative, notional amount		337,498,000	338,053,000
Gains (losses) from derivatives not designated as hedge		45,000	107,000
Foreign Exchange Forward Contracts | Designated as Hedging Instrument | Cash Flow Hedging
Significant Accounting Policies [Line Items]
Derivative, notional amount		112,053,000	7,354,000
Other comprehensive income, gain (loss) on outstanding forward contracts		(801,000)	267,000
Foreign Exchange Forward Contracts | Financial Income | Not Designated as Hedging Instrument
Significant Accounting Policies [Line Items]
Derivative, net gain (loss)		(33,330,000)	25,086,000	$ 1,822,000
Foreign Exchange Forward Contracts | Operating Expenses | Designated as Hedging Instrument | Cash Flow Hedging
Significant Accounting Policies [Line Items]
Derivative, net gain (loss)		$ (4,637,000)	$ 4,655,000	$ 120,000
Minimum
Significant Accounting Policies [Line Items]
Estimated useful lives of intangible assets		8 years
Maximum
Significant Accounting Policies [Line Items]
Estimated useful lives of intangible assets		20 years